Retirement Plans Amounts Recognized in Consolidated Statement of Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			4 Months Ended	12 Months Ended
	Sep. 30, 2013 Pension Plan, Defined Benefit [Member]	Sep. 30, 2012 Pension Plan, Defined Benefit [Member]	Sep. 30, 2011 Pension Plan, Defined Benefit [Member]	Sep. 30, 2011 Other Postretirement Benefit Plan, Defined Benefit [Member]	Sep. 30, 2013 Other Postretirement Benefit Plan, Defined Benefit [Member]	Sep. 30, 2012 Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 35.1	$ 30.1	$ 17.2	$ 0.6	$ 1.6	$ 1.5
Interest cost	199.7	221.4	95.1	3.2	6.5	7.8
Expected return on plan assets	(247.3)	(222.1)	(91.9)	0	0	0
Amortization of net actuarial loss	38.9	21.4	18.9	0	0	0
Amortization of prior service cost (credit)	1.2	0.8	0.7	0	0.3	(0.1)
Curtailment Gain	0	0	0	0	(2.7)	0
Settlement Loss	0.4	0	0	0	0	0
Company defined benefit plan expense	28.0	51.6	40.0	3.8	5.7	9.2
Multiemployer and other plans	20.3	9.8	4.6	0	0	0
Net pension cost	$ 48.3	$ 61.4	$ 44.6	$ 3.8	$ 5.7	$ 9.2